Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.0%
Arconic Inc., 5.40%, 04/15/21 (Call 01/15/21)	$300	$308,331
Bombardier Inc., 8.75%, 12/01/21(a)	175	187,455

		495,786

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	50	51,818
Pyxus International Inc., 8.50%, 04/15/21 (Call 10/15/20)(a)	50	49,932

		101,750

Airlines — 1.1%
Air Canada, 7.75%, 04/15/21(a)	75	79,754
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(a)	50	51,774

		131,528

Auto Manufacturers — 2.7%
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	200	204,026
General Motors Financial Co. Inc., 4.20%, 11/06/21	125	129,589

		333,615

Banks — 3.7%
Barclays PLC, 3.20%, 08/10/21	200	203,508
CIT Group Inc., 4.13%, 03/09/21 (Call 02/09/21)	100	101,624
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	100	103,029
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	50	52,157

		460,318

Beverages — 0.4%
Keurig Dr Pepper Inc., 3.55%, 05/25/21	25	25,578
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	25	25,072

		50,650

Building Materials — 0.4%
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 03/02/20)(a)	50	50,082

Chemicals — 1.2%
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	150	155,920

Commercial Services — 2.3%
ADT Security Corp. (The), 6.25%, 10/15/21	175	185,307
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 03/02/20)(a)	100	100,187

		285,494

Computers — 3.2%
Dell Inc., 4.63%, 04/01/21	50	51,231
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(a)	50	51,526
5.88%, 06/15/21 (Call 06/15/20)(a)	149	150,678
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (Call 03/01/20)(a)(b)	100	100,245
HP Inc., 4.65%, 12/09/21	50	52,395

		406,075

Cosmetics & Personal Care — 1.2%
Edgewell Personal Care Co., 4.70%, 05/19/21	100	102,490
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 03/02/20)(b)	50	44,072

		146,562

Distribution & Wholesale — 0.6%
Anixter Inc., 5.13%, 10/01/21	75	78,185

Diversified Financial Services — 8.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	150	157,311
Ally Financial Inc., 4.25%, 04/15/21	100	102,519

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp., 3.45%, 04/30/21 (Call 03/30/21)	$100	$101,953
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 02/15/20)(b)	100	100,001
Navient Corp.
5.88%, 03/25/21	150	155,064
6.63%, 07/26/21	150	158,272
Springleaf Finance Corp., 7.75%, 10/01/21	150	161,367
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 11/15/20)(a)	100	102,807

		1,039,294

Electric — 1.9%
AES Corp./VA, 4.00%, 03/15/21	100	101,475
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	100	105,984
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	25	25,179

		232,638

Electrical Components & Equipment — 0.8%
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 03/02/20)	100	100,718

Entertainment — 0.4%
Scientific Games International Inc., 6.63%, 05/15/21 (Call 05/15/20)	50	50,422

Environmental Control — 0.8%
Tervita Corp., 7.63%, 12/01/21 (Call 12/01/20)(a)	100	101,694

Food — 0.2%
Conagra Brands Inc., 3.80%, 10/22/21	25	25,876

Health Care – Services — 3.3%
CHS/Community Health Systems Inc., 5.13%, 08/01/21 (Call 02/01/20)	200	200,106
HCA Healthcare Inc., 6.25%, 02/15/21	200	207,488

		407,594

Home Builders — 4.8%
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	75	80,177
Lennar Corp.
4.75%, 04/01/21 (Call 02/01/21)	100	102,157
6.25%, 12/15/21 (Call 06/15/21)	150	157,738
8.38%, 01/15/21	100	105,492
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	100	101,714
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	50	51,478

		598,756

Housewares — 1.2%
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)(b)	150	147,958

Insurance — 1.7%
Genworth Holdings Inc.
7.20%, 02/15/21	100	103,603
7.63%, 09/24/21	100	105,673

		209,276

Internet — 1.2%
Netflix Inc., 5.38%, 02/01/21	150	154,219

Iron & Steel — 1.0%
AK Steel Corp., 7.63%, 10/01/21 (Call 03/02/20)	75	75,279
Carpenter Technology Corp., 5.20%, 07/15/21 (Call 04/15/21)	50	51,546

		126,825

Lodging — 2.0%
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/20)(a)	200	203,636

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wyndham Destinations Inc., 5.63%, 03/01/21	$50	$51,583

		255,219

Manufacturing — 0.6%
General Electric Co., 4.65%, 10/17/21	75	78,337

Media — 6.3%
CSC Holdings LLC, 6.75%, 11/15/21	250	268,440
DISH DBS Corp., 6.75%, 06/01/21	400	418,752
TEGNA Inc., 4.88%, 09/15/21 (Call 03/02/20)(a)	50	50,083
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	50	51,219

		788,494

Mining — 1.0%
Century Aluminum Co., 7.50%, 06/01/21 (Call 03/02/20)(a)	50	49,596
Hecla Mining Co., 6.88%, 05/01/21 (Call 03/02/20)	75	74,916

		124,512

Office & Business Equipment — 3.3%
Pitney Bowes Inc., 4.13%, 10/01/21 (Call 09/01/21)	100	101,940
Xerox Corp., 4.50%, 05/15/21	300	306,825

		408,765

Oil & Gas — 6.7%
Antero Resources Corp., 5.38%, 11/01/21 (Call 11/01/20)	200	191,122
Baytex Energy Corp., 5.13%, 06/01/21 (Call 02/20/20)(a)(b)	100	100,053
Denbury Resources Inc., 9.00%, 05/15/21 (Call 12/15/20)(a)	150	141,000
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	50	51,563
EQT Corp., 4.88%, 11/15/21	25	25,631
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 03/31/20)(a)	25	23,735
Nabors Industries Inc., 4.63%, 09/15/21	13	12,969
Occidental Petroleum Corp., 2.60%, 08/13/21	75	75,760
QEP Resources Inc., 6.88%, 03/01/21	75	77,285
Whiting Petroleum Corp., 5.75%, 03/15/21 (Call 12/15/20)	150	140,319

		839,437

Oil & Gas Services — 0.4%
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 03/02/20)	50	44,626

Packaging & Containers — 0.8%
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	100	102,055

Pharmaceuticals — 4.3%
AbbVie Inc., 2.15%, 11/19/21(a)	100	100,588
Cigna Corp.
3.40%, 09/17/21	25	25,657
4.75%, 11/15/21(a)	50	52,486
CVS Health Corp., 3.35%, 03/09/21	50	50,864
Elanco Animal Health Inc., 3.91%, 08/27/21	100	102,774
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	75	76,141
Owens & Minor Inc., 3.88%, 09/15/21(b)	50	48,403
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	75	75,688

		532,601

Pipelines — 4.7%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/20)(a)	75	74,811
Buckeye Partners LP, 4.88%, 02/01/21 (Call 11/01/20)	150	152,223
DCP Midstream Operating LP, 4.75%, 09/30/21 (Call 06/30/21)(a)	100	102,588
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	25	25,667
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21 (Call 01/01/21)	25	25,374

Security	Par/ Shares (000)	Value

Pipelines (continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 03/02/20)	$50	$45,985
NuStar Logistics LP, 6.75%, 02/01/21	50	51,640
Williams Companies Inc. (The), 4.00%, 11/15/21 (Call 08/15/21)	100	102,988

		581,276

Real Estate — 0.8%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21 (Call 12/01/20)(a)	100	100,873

Real Estate Investment Trusts — 4.0%
Crown Castle International Corp., 2.25%, 09/01/21 (Call 08/01/21)	50	50,310
Iron Mountain Inc., 4.38%, 06/01/21 (Call 06/01/20)(a)	150	151,003
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/21 (Call 08/01/20)(a)	100	101,119
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	100	100,115
5.00%, 12/15/21 (Call 09/15/21)(b)	100	102,758

		505,305

Retail — 5.3%
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/20)(a)	50	50,642
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 05/01/21 (Call 03/02/20)	75	65,411
GameStop Corp., 6.75%, 03/15/21 (Call 03/15/20)(a)(b)	100	97,351
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	200	206,292
Guitar Center Inc., 9.50%, 10/15/21 (Call 03/15/20)(a)	75	74,496
L Brands Inc., 6.63%, 04/01/21	90	94,413
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	25	25,510
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)	50	51,207

		665,322

Semiconductors — 0.4%
Broadcom Inc., 3.13%, 04/15/21(a)	50	50,718

Telecommunications — 8.9%
AT&T Inc., 3.88%, 08/15/21	25	25,798
CenturyLink Inc., Series S, 6.45%, 06/15/21	250	262,462
CommScope Inc., 5.00%, 06/15/21 (Call 02/11/20)(a)	23	23,000
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	50	50,119
Hughes Satellite Systems Corp., 7.63%, 06/15/21(b)	175	186,716
Qwest Corp., 6.75%, 12/01/21	150	160,465
Sprint Communications Inc., 11.50%, 11/15/21(b)	100	112,005
Sprint Corp., 7.25%, 09/15/21	275	288,357

		1,108,922

Transportation — 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 03/02/20)(a)	100	80,101

Total Corporate Bonds & Notes — 97.3% (Cost: $12,095,347)		12,157,798

Short-Term Investments

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	996	996,650

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2021 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	466	$466,000

		1,462,650

Total Short-Term Investments — 11.7% (Cost: $1,462,543)		1,462,650

Total Investments in Securities — 109.0% (Cost: $13,557,890)		13,620,448

Other Assets, Less Liabilities — (9.0)%		(1,122,530)

Net Assets — 100.0%		$12,497,918

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,021	(25)	996	$996,650	$3,706	(b)	$(84)	$107
BlackRock Cash Funds: Treasury, SL Agency Shares	969	(503)	466	466,000	1,000		—	—

				$1,462,650	$4,706		$(84)	$107

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$12,157,798	$—	$12,157,798
Money Market Funds	1,462,650	—	—	1,462,650

	$1,462,650	$12,157,798	$—	$13,620,448

3